ARIZONA MUNICIPALS PORTFOLIO AS OF JULY 31, 1999

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 100.0%

  PRINCIPAL AMOUNT
   (000'S OMITTED)       SECURITY                                  VALUE
------------------------------------------------------------------------------

Assisted Living -- 2.0%
-------------------------------------------------------------------------------
        $1,800           Arizona HFA, (Care Institute,
                         Inc.-Mesa), 7.625%, 1/1/26                $  1,829,268
-------------------------------------------------------------------------------
                                                                   $  1,829,268
-------------------------------------------------------------------------------
Education -- 3.7%
-------------------------------------------------------------------------------
        $2,000           Arizona Educational Loan Marketing
                         Corp., (AMT), 6.30%, 12/1/08              $  2,098,380
         1,250           University of Arizona, 6.25%, 6/1/11         1,332,000
-------------------------------------------------------------------------------
                                                                   $  3,430,380
-------------------------------------------------------------------------------
Electric Utilities -- 10.7%
-------------------------------------------------------------------------------
        $3,500           Maricopa County, Pollution Control,
                         (Public Service Co. of Colorado),
                         6.375%, 8/15/23                           $  3,576,229
         4,300           Navajo County, Pollution Control,
                         (Arizona Public Service), 5.875%,
                         8/15/28                                      4,338,957
         1,000           Pima County, IDA, (Tucson Electric Power
                         Co.), 6.00%, 9/1/29                            970,170
         1,000           Puerto Rico Telephone Authority,
                         Variable Rate, 1/1/20(1)                     1,116,380
-------------------------------------------------------------------------------
                                                                   $ 10,001,736
-------------------------------------------------------------------------------
Escrowed / Prerefunded -- 14.6%
-------------------------------------------------------------------------------
        $1,000           Glendale, IDA, Prerefunded to 7/1/05,
                         7.125%, 7/1/20                            $  1,142,440
         2,850           Maricopa County, IDA, (Place Five and
                         The Greenery), Escrowed to Maturity,
                         6.625%, 1/1/27                               3,272,228
         1,250           Maricopa County, IDA, (Place Five and
                         The Greenery), Escrowed to Maturity,
                         8.625%, 1/1/27                               1,603,338
         7,500           Maricopa County, Single Family Mortgage,
                         Escrowed to Maturity, 0.00%, 2/1/16          3,058,425
         6,500           Phoenix, IDA, Single Family, Escrowed to
                         Maturity, 0.00%, 12/1/14                     2,862,340
         1,500           Puerto Rico, "RIBS", (AMBAC),
                         Prerefunded to 7/1/02, Variable Rate,
                         7/1/15(1)(2)                                 1,692,750
-------------------------------------------------------------------------------
                                                                   $ 13,631,521
-------------------------------------------------------------------------------
General Obligations -- 5.1%
-------------------------------------------------------------------------------
        $1,500           Phoenix, 4.75%, 7/1/23                    $  1,357,725
         1,125           Puerto Rico, 0.00%, 7/1/17                     424,766
         2,275           Tucson, 4.50%, 7/1/19                        2,005,390
         1,000           Tucson, 5.375%, 7/1/21                       1,005,090
-------------------------------------------------------------------------------
                                                                   $  4,792,971
-------------------------------------------------------------------------------

  PRINCIPAL AMOUNT
   (000'S OMITTED)       SECURITY                                  VALUE
-------------------------------------------------------------------------------
Hospital -- 5.9%
-------------------------------------------------------------------------------
        $1,130           Arizona HFA, (Phoenix Memorial
                         Hospital), 8.125%, 6/1/12                 $  1,165,584
         1,250           Arizona HFA, (Phoenix Memorial
                         Hospital), 8.20%, 6/1/21                     1,292,413
         1,250           Maricopa County, IDA, (Mayo Foundation),
                         Residual Certificates, Variable Rate,
                         11/15/37(1)(2)                               1,140,800
         1,000           Winslow, IDA, (Winslow Memorial
                         Hospital), 5.50%, 6/1/22                       936,060
           885           Winslow, IDA, (Winslow Memorial
                         Hospital), 9.50%, 6/1/22                     1,032,034
-------------------------------------------------------------------------------
                                                                   $  5,566,891
-------------------------------------------------------------------------------
Housing -- 5.5%
-------------------------------------------------------------------------------
        $2,000           Maricopa County, IDA, (Laguna Point
                         Apartments), 6.75%, 7/1/19                $  2,139,140
           965           Maricopa County, IDA, (National Health
                         Facilities II), 6.375%, 1/1/19                 952,783
         1,000           Phoenix, IDA, (Woodstone and Silver
                         Springs Apartments), (Asset Guaranty),
                         6.25%, 4/1/23                                1,031,110
         1,000           Tempe, IDA, (Quadrangle Village
                         Apartments), 6.25%, 6/1/26                   1,045,540
-------------------------------------------------------------------------------
                                                                   $  5,168,573
-------------------------------------------------------------------------------
Industrial Development Revenue -- 9.8%
-------------------------------------------------------------------------------
        $1,000           Casa Grande, Pollution Control, (Frito
                         Lay, Inc.), 6.60%, 12/1/10                $  1,070,600
         2,000           Coconino County, Pollution Control,
                         (Nevada Power Co.), (AMT), 5.80%,
                         11/1/32                                      1,967,640
         1,750           Gila County, IDA, (Asarco, Inc.), 5.55%,
                         1/1/27                                       1,634,605
           500           Maricopa County, Pollution Control,
                         (Public Service Co.), 5.75%, 11/1/22           480,450
           750           Phoenix Airport Authority, (America West
                         Airlines, Inc.), (AMT), 6.25%, 6/1/19          735,150
         1,250           Puerto Rico Port Authority, (American
                         Airlines), (AMT), 6.25%, 6/1/26              1,313,013
         2,000           Yavapai County, IDA, (Citizens Utilities
                         Co.), (AMT), 5.45%, 6/1/33                   1,997,940
-------------------------------------------------------------------------------
                                                                   $  9,199,398
-------------------------------------------------------------------------------
Insured-Education -- 1.1%
-------------------------------------------------------------------------------
        $1,000           Glendale, Development Authority,
                         (Midwestern University), (MBIA), 5.375%,
                         5/15/28                                   $    982,660
-------------------------------------------------------------------------------
                                                                   $    982,660
-------------------------------------------------------------------------------
Insured-Electric Utilities -- 2.9%
-------------------------------------------------------------------------------
        $2,505           Pima County, (Irvington Power), (FGIC),
                         7.25%, 7/15/10                            $  2,722,935
-------------------------------------------------------------------------------
                                                                   $  2,722,935
-------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

ARIZONA MUNICIPALS PORTFOLIO AS OF JULY 31, 1999

PORTFOLIO OF INVESTMENTS CONT'D

  PRINCIPAL AMOUNT
   (000'S OMITTED)       SECURITY                                  VALUE
-------------------------------------------------------------------------------
Insured-General Obligations -- 2.3%
-------------------------------------------------------------------------------
        $1,000           Puerto Rico, (FSA), Variable Rate,
                         7/1/22(1)(2)                              $  1,095,000
         1,000           Puerto Rico, Variable Rate, (FSA),
                         7/1/20(1)                                    1,072,500
-------------------------------------------------------------------------------
                                                                   $  2,167,500
-------------------------------------------------------------------------------
Insured-Hospital -- 12.6%
-------------------------------------------------------------------------------
        $2,000           Maricopa County, (Samaritan Health),
                         (MBIA), 7.00%, 12/1/16                    $  2,401,380
         2,000           Maricopa County, Hospital District No.
                         1, (FGIC), 6.125%, 6/1/15                    2,113,400
         2,000           Mohave County, (Kingman Regional Medical
                         Center), (FGIC), 6.50%, 6/1/15               2,119,300
         1,000           Pima County, (Carondelet Health Care
                         Corp.), (MBIA), 5.25%, 7/1/12                1,015,440
         1,000           Pima County, (Carondolet Health Care
                         Corp.), (MBIA), 5.25%, 7/1/11                1,017,260
         1,500           Pima County, (Tucson Medical Center),
                         (MBIA), 6.375%, 4/1/12                       1,591,065
         1,500           Scottsdale, IDA, (Scottsdale Memorial
                         Hospital), (AMBAC), 6.125%, 9/1/17           1,584,240
-------------------------------------------------------------------------------
                                                                   $ 11,842,085
-------------------------------------------------------------------------------
Insured-Housing -- 2.7%
-------------------------------------------------------------------------------
        $2,500           Maricopa County, IDA, Multifamily,
                         (National Health Facilities II), (FSA),
                         5.50%, 1/1/24                             $  2,549,350
-------------------------------------------------------------------------------
                                                                   $  2,549,350
-------------------------------------------------------------------------------
Insured-Special Tax Revenue -- 2.2%
-------------------------------------------------------------------------------
        $1,400           Puerto Rico Infrastructure Financing
                         Authority, (AMBAC), Variable Rate,
                         7/1/28(1)                                 $  1,164,170
         1,000           Puerto Rico Public Finance Corp.,
                         (AMBAC), Variable Rate, 6/1/26(1)(2)           891,240
-------------------------------------------------------------------------------
                                                                   $  2,055,410
-------------------------------------------------------------------------------
Insured-Transportation -- 1.1%
-------------------------------------------------------------------------------
        $2,500           Puerto Rico Highway and Transportation
                         Authority, (AMBAC), 0.00%, 7/1/16         $  1,030,025
-------------------------------------------------------------------------------
                                                                   $  1,030,025
-------------------------------------------------------------------------------
Insured-Water and Sewer -- 1.1%
-------------------------------------------------------------------------------
        $1,000           Chandler, Water and Sewer, (FGIC),
                         6.25%, 7/1/13                             $  1,064,470
-------------------------------------------------------------------------------
                                                                   $  1,064,470
-------------------------------------------------------------------------------
Miscellaneous Health Care -- 1.0%
-------------------------------------------------------------------------------
        $1,000           Coconino County, IDA, Health Care
                         Insurance, (Guidance Center, Inc.),
                         5.80%, 6/1/11                             $    972,090
-------------------------------------------------------------------------------
                                                                   $    972,090
-------------------------------------------------------------------------------

  PRINCIPAL AMOUNT
   (000'S OMITTED)       SECURITY                                  VALUE
-------------------------------------------------------------------------------
Pooled Loans -- 4.0%
-------------------------------------------------------------------------------
        $2,000           Arizona Educational Loan Marketing
                         Corp., (AMT), 6.25%, 6/1/06               $  2,122,900
         1,500           Arizona Student Loan Acquisition
                         Authority, (AMT), 7.625%, 5/1/10             1,610,025
-------------------------------------------------------------------------------
                                                                   $  3,732,925
-------------------------------------------------------------------------------
Special Tax Revenue -- 4.4%
-------------------------------------------------------------------------------
        $4,750           Scottsdale, Preservation Authority,
                         (FGIC), 4.50%, 7/1/24                     $  4,124,092
-------------------------------------------------------------------------------
                                                                   $  4,124,092
-------------------------------------------------------------------------------
Water and Sewer -- 7.3%
-------------------------------------------------------------------------------
        $2,000           Arizona Wastewater Management Authority,
                         6.80%, 7/1/11                             $  2,166,440
         1,000           Central Arizona Water Conservation
                         District, 5.50%, 11/1/09                     1,049,880
         1,500           Phoenix Civic Improvement Corp.
                         Wastewater, 4.75%, 7/1/23                    1,359,585
         2,500           Scottsdale, Water and Sewer Revenue,
                         4.50%, 7/1/20                                2,209,900
-------------------------------------------------------------------------------
                                                                   $  6,785,805
-------------------------------------------------------------------------------
Total Tax-Exempt Investments -- 100.0%
   (identified cost $89,483,162)                                   $ 93,650,085
-------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Portfolio primarily invests in debt securities issued by Arizona municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 1999, 32.3% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institution ranged from 5.0% to 13.0% of total investments.

(1)  Security has been issued as an inverse floater bond.
(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 1999

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES

AS OF JULY 31, 1999

                                  ARIZONA PORTFOLIO  COLORADO PORTFOLIO  CONNECTICUT PORTFOLIO  MICHIGAN PORTFOLIO
------------------------------------------------------------------------------------------------------------------
Assets
------------------------------------------------------------------------------------------------------------------
Investments --
   Identified cost                $     89,483,162   $      36,443,369   $        149,320,769   $     103,767,276
   Unrealized appreciation               4,166,923           1,007,476              5,589,410           4,197,066
------------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE             $     93,650,085   $      37,450,845   $        154,910,179   $     107,964,342
------------------------------------------------------------------------------------------------------------------
Cash                              $             --   $              --   $          1,258,243   $          48,382
Receivable for investments sold                 --              35,461                     --                  --
Interest receivable                        915,084             446,783              1,741,604           1,460,547
------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                      $     94,565,169   $      37,933,089   $        157,910,026   $     109,473,271
------------------------------------------------------------------------------------------------------------------

Liabilities
------------------------------------------------------------------------------------------------------------------
Due to bank                       $         25,115   $          51,656   $                 --   $              --
Demand note payable                        200,000                  --                     --                  --
Payable to affiliate for
   Trustees' fees                               --                   6                    190                  --
Other accrued expenses                       6,766               7,360                 16,248               9,919
------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                 $        231,881   $          59,022   $             16,438   $           9,919
------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO
   INVESTORS' INTEREST IN
   PORTFOLIO                      $     94,333,288   $      37,874,067   $        157,893,588   $     109,463,352
------------------------------------------------------------------------------------------------------------------

Sources of Net Assets
------------------------------------------------------------------------------------------------------------------
Net proceeds from capital
   contributions and withdrawals  $     90,166,365   $      36,866,591   $        152,304,178   $     105,266,286
Net unrealized appreciation
   (computed on the basis of
   identified cost)                      4,166,923           1,007,476              5,589,410           4,197,066
------------------------------------------------------------------------------------------------------------------
TOTAL                             $     94,333,288   $      37,874,067   $        157,893,588   $     109,463,352
------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF ASSETS AND LIABILITIES

AS OF JULY 31, 1999

                                  MINNESOTA PORTFOLIO  NEW JERSEY PORTFOLIO  PENNSYLVANIA PORTFOLIO  TEXAS PORTFOLIO
--------------------------------------------------------------------------------------------------------------------
Assets
--------------------------------------------------------------------------------------------------------------------
Investments --
   Identified cost                $       57,131,192   $       292,825,477   $        304,569,208    $   14,830,737
   Unrealized appreciation                 2,728,875            13,752,493              6,956,397           609,656
--------------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE             $       59,860,067   $       306,577,970   $        311,525,605    $   15,440,393
--------------------------------------------------------------------------------------------------------------------
Cash                              $        1,296,947   $                --   $                 --    $      113,835
Receivable for investments sold               20,000                    --                 30,000                --
Interest receivable                          725,659             3,741,489              4,292,411           212,154
--------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                      $       61,902,673   $       310,319,459   $        315,848,016    $   15,766,382
--------------------------------------------------------------------------------------------------------------------

Liabilities
--------------------------------------------------------------------------------------------------------------------
Payable for when-issued
   securities                     $        1,500,933   $                --   $                 --    $           --
Demand note payable                               --               900,000                900,000                --
Due to bank                                       --                57,990                 63,017                --
Payable to affiliate for
   Trustees' fees                                495                   198                     --                --
Other accrued expenses                         8,377                27,864                 11,708             1,230
--------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                 $        1,509,805   $           986,052   $            974,725    $        1,230
--------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO
   INVESTORS' INTEREST IN
   PORTFOLIO                      $       60,392,868   $       309,333,407   $        314,873,291    $   15,765,152
--------------------------------------------------------------------------------------------------------------------

Sources of Net Assets
--------------------------------------------------------------------------------------------------------------------
Net proceeds from capital
   contributions and withdrawals  $       57,663,993   $       295,580,914   $        307,916,894    $   15,155,496
Net unrealized appreciation
   (computed on the basis of
   identified cost)                        2,728,875            13,752,493              6,956,397           609,656
--------------------------------------------------------------------------------------------------------------------
TOTAL                             $       60,392,868   $       309,333,407   $        314,873,291    $   15,765,152
--------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED JULY 31, 1999

                                  ARIZONA PORTFOLIO    COLORADO PORTFOLIO    CONNECTICUT PORTFOLIO    MICHIGAN PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
Investment Income
-------------------------------------------------------------------------------------------------------------------------
Interest                          $       5,809,056    $        2,288,094    $           9,315,502    $        6,820,667
-------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME           $       5,809,056    $        2,288,094    $           9,315,502    $        6,820,667
-------------------------------------------------------------------------------------------------------------------------

Expenses
-------------------------------------------------------------------------------------------------------------------------
Investment adviser fee            $         386,713    $           94,915    $             681,988    $          477,860
Trustees fees and expenses                   11,416                 2,252                   16,589                11,416
Custodian fee                                56,035                31,070                   82,024                68,143
Legal and accounting services                25,516                19,943                   26,242                26,017
Miscellaneous                                20,925                 8,701                    9,320                22,608
-------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                    $         500,605    $          156,881    $             816,163    $          606,044
-------------------------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee     $          10,309    $           15,739    $              26,891    $           15,327
-------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS          $          10,309    $           15,739    $              26,891    $           15,327
-------------------------------------------------------------------------------------------------------------------------

NET EXPENSES                      $         490,296    $          141,142    $             789,272    $          590,717
-------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME             $       5,318,760    $        2,146,952    $           8,526,230    $        6,229,950
-------------------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
-------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions
      (identified cost basis)     $       1,691,721    $          766,484    $           1,248,465    $        2,187,074
   Financial futures contracts              (69,065)                4,864                  (12,636)               30,318
   Options                                       --                39,791                  199,446                    --
-------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN                 $       1,622,656    $          811,139    $           1,435,275    $        2,217,392
-------------------------------------------------------------------------------------------------------------------------
Change in unrealized
   appreciation (depreciation)
   --
   Investments (identified cost
      basis)                      $      (4,991,842)   $       (2,291,100)   $          (5,186,083)   $       (6,721,063)
   Financial futures contracts               30,843                 1,935                    8,127                34,736
-------------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)    $      (4,960,999)   $       (2,289,165)   $          (5,177,956)   $       (6,686,327)
-------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS  $      (3,338,343)   $       (1,478,026)   $          (3,742,681)   $       (4,468,935)
-------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                     $       1,980,417    $          668,926    $           4,783,549    $        1,761,015
-------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED JULY 31, 1999

                                  MINNESOTA PORTFOLIO    NEW JERSEY PORTFOLIO    PENNSYLVANIA PORTFOLIO    TEXAS PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
Investment Income
---------------------------------------------------------------------------------------------------------------------------
Interest                          $         3,776,714    $         19,527,919    $           20,690,242    $       987,080
---------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME           $         3,776,714    $         19,527,919    $           20,690,242    $       987,080
---------------------------------------------------------------------------------------------------------------------------

Expenses
---------------------------------------------------------------------------------------------------------------------------
Investment adviser fee            $           217,205    $          1,481,949    $            1,558,973    $        26,732
Trustees fees and expenses                      9,395                  25,838                    25,379                452
Custodian fee                                  39,611                 157,661                   186,114             14,986
Legal and accounting services                  23,746                  38,343                    38,117             17,817
Miscellaneous                                  13,942                  44,230                    49,633              5,478
---------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                    $           303,899    $          1,748,021    $            1,858,216    $        65,465
---------------------------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee     $            12,061    $             34,765    $              119,854    $         5,457
---------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS          $            12,061    $             34,765    $              119,854    $         5,457
---------------------------------------------------------------------------------------------------------------------------

NET EXPENSES                      $           291,838    $          1,713,256    $            1,738,362    $        60,008
---------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME             $         3,484,876    $         17,814,663    $           18,951,880    $       927,072
---------------------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
---------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions
      (identified cost basis)     $           753,339    $          6,342,302    $            5,782,186    $       329,438
   Financial futures contracts                 95,090                 740,361                    85,296                 --
---------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN                 $           848,429    $          7,082,663    $            5,867,482    $       329,438
---------------------------------------------------------------------------------------------------------------------------
Change in unrealized
   appreciation (depreciation)
   --
   Investments (identified cost
      basis)                      $        (3,114,319)   $        (19,108,966)   $          (18,419,989)   $      (862,443)
   Financial futures contracts                 11,880                  59,400                    98,076                 --
---------------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)    $        (3,102,439)   $        (19,049,566)   $          (18,321,913)   $      (862,443)
---------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS  $        (2,254,010)   $        (11,966,903)   $          (12,454,431)   $      (533,005)
---------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                     $         1,230,866    $          5,847,760    $            6,497,449    $       394,067
---------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED JULY 31, 1999

Increase (Decrease) in Net
Assets                          ARIZONA PORTFOLIO    COLORADO PORTFOLIO    CONNECTICUT PORTFOLIO    MICHIGAN PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income           $  5,318,760          $ 2,146,952            $  8,526,230            $  6,229,950
   Net realized gain                  1,622,656              811,139               1,435,275               2,217,392
   Net change in unrealized
      appreciation
      (depreciation)                 (4,960,999)          (2,289,165)             (5,177,956)             (6,686,327)
-----------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                 $  1,980,417          $   668,926            $  4,783,549            $  1,761,015
-----------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                   $ 13,039,976          $ 3,990,873            $ 15,311,591            $  5,494,726
   Withdrawals                      (23,779,211)          (6,586,932)            (27,156,440)            (28,028,857)
-----------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS
   FROM CAPITAL TRANSACTIONS       $(10,739,235)         $(2,596,059)           $(11,844,849)           $(22,534,131)
-----------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS         $ (8,758,818)         $(1,927,133)           $ (7,061,300)           $(20,773,116)
-----------------------------------------------------------------------------------------------------------------------

Net Assets
-----------------------------------------------------------------------------------------------------------------------
At beginning of year               $103,092,106          $39,801,200            $164,954,888            $130,236,468
-----------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                     $ 94,333,288          $37,874,067            $157,893,588            $109,463,352
-----------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED JULY 31, 1999

Increase (Decrease) in Net
Assets                          MINNESOTA PORTFOLIO    NEW JERSEY PORTFOLIO    PENNSYLVANIA PORTFOLIO    TEXAS PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income            $  3,484,876            $ 17,814,663             $ 18,951,880           $   927,072
   Net realized gain                     848,429               7,082,663                5,867,482               329,438
   Net change in unrealized
      appreciation
      (depreciation)                  (3,102,439)            (19,049,566)             (18,321,913)             (862,443)
-------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                  $  1,230,866            $  5,847,760             $  6,497,449           $   394,067
-------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                    $  6,142,642            $ 37,233,317             $ 25,746,805           $   980,095
   Withdrawals                       (13,964,317)            (62,376,808)             (76,902,838)           (3,446,497)
-------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS
   FROM CAPITAL TRANSACTIONS        $ (7,821,675)           $(25,143,491)            $(51,156,033)          $(2,466,402)
-------------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS          $ (6,590,809)           $(19,295,731)            $(44,658,584)          $(2,072,335)
-------------------------------------------------------------------------------------------------------------------------

Net Assets
-------------------------------------------------------------------------------------------------------------------------
At beginning of year                $ 66,983,677            $328,629,138             $359,531,875           $17,837,487
-------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                      $ 60,392,868            $309,333,407             $314,873,291           $15,765,152
-------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED JULY 31, 1998

Increase (Decrease) in Net Assets         ARIZONA PORTFOLIO    COLORADO PORTFOLIO    CONNECTICUT PORTFOLIO    MICHIGAN PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                     $  5,610,913          $ 2,226,153            $  8,810,104            $  7,237,297
   Net realized gain (loss)                     2,209,801              468,233                (472,006)              2,386,197
   Net change in unrealized appreciation
      (depreciation)                             (945,220)            (390,688)              1,757,677              (1,160,625)
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                                $  6,875,494          $ 2,303,698            $ 10,095,775            $  8,462,869
---------------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                             $  8,495,182          $ 4,707,220            $  9,761,887            $  5,251,473
   Withdrawals                                (24,750,363)          (9,834,162)            (29,880,364)            (33,701,520)
---------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                              $(16,255,181)         $(5,126,942)           $(20,118,477)           $(28,450,047)
---------------------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                   $ (9,379,687)         $(2,823,244)           $(10,022,702)           $(19,987,178)
---------------------------------------------------------------------------------------------------------------------------------

Net Assets
---------------------------------------------------------------------------------------------------------------------------------
At beginning of year                         $112,471,793          $42,624,444            $174,977,590            $150,223,646
---------------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                               $103,092,106          $39,801,200            $164,954,888            $130,236,468
---------------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED JULY 31, 1998

Increase (Decrease) in Net Assets         MINNESOTA PORTFOLIO    NEW JERSEY PORTFOLIO    PENNSYLVANIA PORTFOLIO    TEXAS PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                      $  3,612,278            $ 18,732,197             $ 21,632,540           $ 1,099,441
   Net realized gain                               701,035               1,707,025                2,080,757               476,323
   Net change in unrealized appreciation
      (depreciation)                              (236,413)                983,456               (7,214,291)             (276,213)
-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                                 $  4,076,900            $ 21,422,678             $ 16,499,006           $ 1,299,551
-----------------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                              $  4,912,748            $ 28,452,460             $ 23,151,071           $   710,511
   Withdrawals                                 (12,679,645)            (74,018,070)             (82,338,942)           (5,848,716)
-----------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                               $ (7,766,897)           $(45,565,610)            $(59,187,871)          $(5,138,205)
-----------------------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                    $ (3,689,997)           $(24,142,932)            $(42,688,865)          $(3,838,654)
-----------------------------------------------------------------------------------------------------------------------------------

Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
At beginning of year                          $ 70,673,674            $352,772,070             $402,220,740           $21,676,141
-----------------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                                $ 66,983,677            $328,629,138             $359,531,875           $17,837,487
-----------------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 1999

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                   ARIZONA PORTFOLIO
                                           -----------------------------------------------------------------
                                                                  YEAR ENDED JULY 31,
                                           -----------------------------------------------------------------
                                             1999          1998          1997          1996          1995
------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets
------------------------------------------------------------------------------------------------------------
Expenses(1)                                    0.49%         0.50%         0.50%         0.51%         0.52%
Expenses after custodian fee reduction         0.48%         0.48%         0.49%         0.50%           --
Net investment income                          5.21%         5.27%         5.56%         5.53%         5.81%
Portfolio Turnover                               38%           23%           10%           18%           22%
------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S OMITTED)    $ 94,333     $ 103,092     $ 112,472     $ 129,862     $ 144,521
------------------------------------------------------------------------------------------------------------

(1) The expense ratios for the year ended July 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratio for the year ended July 31, 1995 has not been adjusted to reflect this change.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 1999

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                COLORADO PORTFOLIO
                                           -------------------------------------------------------------
                                                                YEAR ENDED JULY 31,
                                           -------------------------------------------------------------
                                             1999         1998         1997         1996         1995
--------------------------------------------------------------------------------------------------------
Ratios to average daily net assets+
--------------------------------------------------------------------------------------------------------
Net expenses(1)                                0.39%        0.40%        0.40%        0.40%        0.25%
Net expenses after custodian fee
   reduction                                   0.35%        0.37%        0.36%        0.36%          --
Net investment income                          5.36%        5.49%        5.86%        5.75%        6.05%
Portfolio Turnover                               33%          18%          14%          53%          52%
--------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S OMITTED)    $ 37,874     $ 39,801     $ 42,624     $ 45,416     $ 46,077
--------------------------------------------------------------------------------------------------------
+ The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such action not been taken, the ratios would have been as follows:
Expenses(1)                                                                           0.42%        0.40%
Expenses after custodian fee reduction                                                0.38%          --
Net investment income                                                                 5.73%        5.90%
--------------------------------------------------------------------------------------------------------

(1) The expense ratios for the year ended July 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratio for the year ended July 31, 1995 has not been adjusted to reflect this change.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 1999

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                 CONNECTICUT PORTFOLIO
                                           ------------------------------------------------------------------
                                                                  YEAR ENDED JULY 31,
                                           ------------------------------------------------------------------
                                              1999          1998          1997          1996          1995
-------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets
-------------------------------------------------------------------------------------------------------------
Expenses(1)                                     0.50%         0.51%         0.53%         0.52%         0.53%
Expenses after custodian fee reduction          0.48%         0.50%         0.53%         0.50%           --
Net investment income                           5.15%         5.20%         5.50%         5.49%         5.77%
Portfolio Turnover                                18%            7%           11%           23%           29%
-------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S OMITTED)    $ 157,894     $ 164,955     $ 174,978     $ 187,617     $ 195,276
-------------------------------------------------------------------------------------------------------------

(1) The expense ratios for the year ended July 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratio for the year ended July 31, 1995 has not been adjusted to reflect this change.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 1999

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                   MICHIGAN PORTFOLIO
                                           ------------------------------------------------------------------
                                                                  YEAR ENDED JULY 31,
                                           ------------------------------------------------------------------
                                              1999          1998          1997          1996          1995
-------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets
-------------------------------------------------------------------------------------------------------------
Expenses(1)                                     0.49%         0.50%         0.52%         0.54%         0.48%
Expenses after custodian fee reduction          0.48%         0.48%         0.50%         0.52%           --
Net investment income                           5.10%         5.19%         5.45%         5.50%         5.85%
Portfolio Turnover                                31%           26%           16%           49%           54%
-------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S OMITTED)    $ 109,463     $ 130,236     $ 150,224     $ 173,465     $ 191,263
-------------------------------------------------------------------------------------------------------------

(1) The expense ratios for the year ended July 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratio for the year ended July 31, 1995 has not been adjusted to reflect this change.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 1999

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                MINNESOTA PORTFOLIO
                                           -------------------------------------------------------------
                                                                YEAR ENDED JULY 31,
                                           -------------------------------------------------------------
                                             1999         1998         1997         1996         1995
--------------------------------------------------------------------------------------------------------
Ratios to average daily net assets
--------------------------------------------------------------------------------------------------------
Expenses(1)                                    0.46%        0.47%        0.47%        0.48%        0.47%
Expenses after custodian fee reduction         0.44%        0.45%        0.44%        0.46%          --
Net investment income                          5.28%        5.28%        5.71%        5.69%        5.83%
Portfolio Turnover                               19%          23%          22%          45%          76%
--------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S OMITTED)    $ 60,393     $ 66,984     $ 70,674     $ 76,090     $ 82,968
--------------------------------------------------------------------------------------------------------

(1) The expense ratios for the year ended July 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratio for the year ended July 31, 1995 has not been adjusted to reflect this change.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 1999

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                  NEW JERSEY PORTFOLIO
                                           ------------------------------------------------------------------
                                                                  YEAR ENDED JULY 31,
                                           ------------------------------------------------------------------
                                              1999          1998          1997          1996          1995
-------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets
-------------------------------------------------------------------------------------------------------------
Expenses(1)                                     0.53%         0.54%         0.54%         0.53%         0.52%
Expenses after custodian fee reduction          0.52%         0.52%         0.52%         0.52%           --
Net investment income                           5.39%         5.52%         5.84%         5.82%         5.96%
Portfolio Turnover                                32%           14%           24%           39%           54%
-------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S OMITTED)    $ 309,333     $ 328,629     $ 352,772     $ 386,244     $ 411,038
-------------------------------------------------------------------------------------------------------------

(1) The expense ratios for the year ended July 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratio for the year ended July 31, 1995 has not been adjusted to reflect this change.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 1999

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                 PENNSYLVANIA PORTFOLIO
                                           ------------------------------------------------------------------
                                                                  YEAR ENDED JULY 31,
                                           ------------------------------------------------------------------
                                              1999          1998          1997          1996          1995
-------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets
-------------------------------------------------------------------------------------------------------------
Expenses(1)                                     0.54%         0.54%         0.55%         0.54%         0.49%
Expenses after custodian fee reduction          0.50%         0.50%         0.51%         0.50%           --
Net investment income                           5.49%         5.66%         5.96%         5.90%         6.02%
Portfolio Turnover                                27%           13%           17%           30%           44%
-------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S OMITTED)    $ 314,873     $ 359,532     $ 402,221     $ 448,182     $ 502,250
-------------------------------------------------------------------------------------------------------------

(1) The expense ratios for the year ended July 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratio for the year ended July 31, 1995 has not been adjusted to reflect this change.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 1999

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                  TEXAS PORTFOLIO
                                           -------------------------------------------------------------
                                                                YEAR ENDED JULY 31,
                                           -------------------------------------------------------------
                                             1999         1998         1997         1996         1995
--------------------------------------------------------------------------------------------------------
Ratios to average daily net assets+
--------------------------------------------------------------------------------------------------------
Net expenses(1)                                0.39%        0.38%        0.37%        0.32%        0.08%
Net expenses after custodian fee
   reduction                                   0.36%        0.35%        0.35%        0.27%          --
Net investment income                          5.50%        5.58%        5.79%        5.81%        6.20%
Portfolio Turnover                               55%          17%          17%          39%          49%
--------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S OMITTED)    $ 15,765     $ 17,837     $ 21,676     $ 24,367     $ 28,227
--------------------------------------------------------------------------------------------------------
+ The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such action not been taken, the ratios would have been as follows:
Expenses(1)                                                                           0.42%        0.35%
Expenses after custodian fee reduction                                                0.37%          --
Net investment income                                                                 5.71%        5.93%
--------------------------------------------------------------------------------------------------------

(1) The expense ratios for the year ended July 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratio for the year ended July 31, 1995 has not been adjusted to reflect this change.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 1999

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Arizona Municipals Portfolio (Arizona Portfolio), Colorado Municipals Portfolio (Colorado Portfolio), Connecticut Municipals Portfolio (Connecticut Portfolio), Michigan Municipals Portfolio (Michigan Portfolio), Minnesota Municipals Portfolio (Minnesota Portfolio), New Jersey Municipals Portfolio (New Jersey Portfolio), Pennsylvania Municipals Portfolio (Pennsylvania Portfolio) and Texas Municipals Portfolio (Texas Portfolio), collectively the Portfolios, are registered under the Investment Company Act of 1940 as non-diversified open-end management investment companies which were organized as trusts under the laws of the State of New York on May 1, 1992. The Declarations of Trust permit the Trustees to issue interests in the Portfolios. The following is a summary of significant accounting policies of the Portfolios. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuations -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts and options on futures contracts listed on commodity exchanges are valued at closing settlement prices. Over-the-counter options on financial futures contracts are normally valued at the mean between the latest bid and asked prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes.

 C Federal Income Taxes -- The Portfolios are treated as partnerships for federal tax purposes. No provision is made by the Portfolios for federal or state taxes on any taxable income of the Portfolios because each investor in the Portfolios is ultimately responsible for the payment of any taxes. Since some of the Portfolios' investors are regulated investment companies that invest all or substantially all of their assets in the Portfolios, the Portfolios normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for their respective investors to satisfy them. The Portfolios will allocate at least annually among their respective investors each investor's distributive share of the Portfolios' net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Interest income received by the Portfolios on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to each Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item for investors.

 D Financial Futures Contracts -- Upon the entering of a financial futures contract, a Portfolio is required to deposit ("initial margin") either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Portfolio ("margin maintenance") each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Portfolio. A Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, a Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 E Options on Financial Futures Contracts -- Upon the purchase of a put option on a financial futures contract by a Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, a Portfolio will realize a loss in the amount of the cost of the option. When a Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

 F When-issued and Delayed Delivery
  Transactions -- The Portfolios may engage in when-issued or delayed delivery transactions. The Portfolios record when-issued securities on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

 G Other -- Investment transactions are accounted for on a trade date basis.

 H Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolios. Pursuant to the custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances each Portfolio maintains with

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 1999

NOTES TO FINANCIAL STATEMENTS CONT'D

   IBT. All significant credit balances used to reduce each Portfolio's custodian fees are reported as a reduction of expenses in the Statement of Operations.

 I Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the year ended July 31, 1999, each Portfolio paid advisory fees as follows:

PORTFOLIO                                   AMOUNT      EFFECTIVE RATE*
-----------------------------------------------------------------------
Arizona                                   $   386,713         0.38%
Colorado                                       94,915         0.24%
Connecticut                                   681,988         0.41%
Michigan                                      477,860         0.39%
Minnesota                                     217,205         0.33%
New Jersey                                  1,481,949         0.45%
Pennsylvania                                1,558,973         0.45%
Texas                                          26,732         0.16%

*    Advisory fees paid as a percentage of average daily net assets.

   Except as to Trustees of the Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolios out of such investment adviser fee.

   Trustees of the Portfolios that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended July 31, 1999, no significant amounts have been deferred.

   Certain officers and Trustees of the Portfolios are officers of the above organizations.

3 Investments
-------------------------------------------
   Purchases and sales of investments, other than U.S. Government securities, purchased options and short-term obligations, for the year ended July 31, 1999 were as follows:

ARIZONA PORTFOLIO
-------------------------------------------------------
Purchases                                 $  37,865,471
Sales                                        43,011,588


COLORADO PORTFOLIO
-------------------------------------------------------
Purchases                                 $  12,878,234
Sales                                        13,562,553

CONNECTICUT PORTFOLIO
-------------------------------------------------------
Purchases                                 $  29,185,192
Sales                                        32,911,750

MICHIGAN PORTFOLIO
-------------------------------------------------------
Purchases                                 $  37,953,141
Sales                                        56,397,404

MINNESOTA PORTFOLIO
-------------------------------------------------------
Purchases                                 $  12,489,907
Sales                                        16,434,221

NEW JERSEY PORTFOLIO
-------------------------------------------------------
Purchases                                 $ 103,679,221
Sales                                       110,582,448

PENNSYLVANIA PORTFOLIO
-------------------------------------------------------
Purchases                                 $  91,876,726
Sales                                       121,543,776

TEXAS PORTFOLIO
-------------------------------------------------------
Purchases                                 $   9,184,002
Sales                                        10,745,861

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned by each Portfolio at July 31, 1999, as computed on a federal income tax basis, are as follows:

ARIZONA PORTFOLIO
-------------------------------------------------------
AGGREGATE COST                            $  89,483,162
-------------------------------------------------------
Gross unrealized appreciation             $   5,523,875
Gross unrealized depreciation             $  (1,356,952)
-------------------------------------------------------
NET UNREALIZED APPRECIATION               $   4,166,923
-------------------------------------------------------

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 1999

NOTES TO FINANCIAL STATEMENTS CONT'D

COLORADO PORTFOLIO
-------------------------------------------------------
AGGREGATE COST                            $  36,443,369
-------------------------------------------------------
Gross unrealized appreciation             $   1,654,028
Gross unrealized depreciation                  (646,552)
-------------------------------------------------------
NET UNREALIZED APPRECIATION               $   1,007,476
-------------------------------------------------------


CONNECTICUT PORTFOLIO
-------------------------------------------------------
AGGREGATE COST                            $ 149,320,769
-------------------------------------------------------
Gross unrealized appreciation             $   7,043,939
Gross unrealized depreciation                (1,454,529)
-------------------------------------------------------
NET UNREALIZED APPRECIATION               $   5,589,410
-------------------------------------------------------

MICHIGAN PORTFOLIO
-------------------------------------------------------
AGGREGATE COST                            $ 103,767,276
-------------------------------------------------------
Gross unrealized appreciation             $   5,729,431
Gross unrealized depreciation                (1,532,365)
-------------------------------------------------------
NET UNREALIZED APPRECIATION               $   4,197,066
-------------------------------------------------------

MINNESOTA PORTFOLIO
-------------------------------------------------------
AGGREGATE COST                            $  57,131,192
-------------------------------------------------------
Gross unrealized appreciation             $   3,121,710
Gross unrealized depreciation                  (392,835)
-------------------------------------------------------
NET UNREALIZED APPRECIATION               $   2,728,875
-------------------------------------------------------

NEW JERSEY PORTFOLIO
-------------------------------------------------------
AGGREGATE COST                            $ 292,856,660
-------------------------------------------------------
Gross unrealized appreciation             $  18,735,537
Gross unrealized depreciation                (5,014,227)
-------------------------------------------------------
NET UNREALIZED APPRECIATION               $  13,721,310
-------------------------------------------------------

PENNSYLVANIA PORTFOLIO
-------------------------------------------------------
AGGREGATE COST                            $ 304,569,208
-------------------------------------------------------
Gross unrealized appreciation             $  17,886,078
Gross unrealized depreciation               (10,929,681)
-------------------------------------------------------
NET UNREALIZED APPRECIATION               $   6,956,397
-------------------------------------------------------

TEXAS PORTFOLIO
-------------------------------------------------------
AGGREGATE COST                            $  14,830,737
-------------------------------------------------------
Gross unrealized appreciation             $     824,688
Gross unrealized depreciation                  (215,032)
-------------------------------------------------------
NET UNREALIZED APPRECIATION               $     609,656
-------------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolios participate with other portfolios and funds managed by BMR and EVM and their affiliates in a committed $130 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the portfolios or funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the facility is allocated among the participating portfolios and funds at the end of each quarter. At July 31, 1999, the Arizona Portfolio, New Jersey Portfolio, and Pennsylvania Portfolio had balances outstanding pursuant to this line of credit of $200,000, $900,000 and $900,000 respectively. The Portfolios did not have any significant borrowings or allocated fees during the year ended July 31, 1999.

6 Financial Instruments
-------------------------------------------
   The Portfolios regularly trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

   At July 31, 1999, there were no outstanding obligations under these financial instruments.

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 1999

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND INVESTORS OF ARIZONA MUNICIPALS PORTFOLIO, COLORADO MUNICIPALS PORTFOLIO, CONNECTICUT MUNICIPALS PORTFOLIO, MICHIGAN MUNICIPALS PORTFOLIO, MINNESOTA MUNICIPALS PORTFOLIO, NEW JERSEY MUNICIPALS PORTFOLIO, PENNSYLVANIA MUNICIPALS PORTFOLIO AND TEXAS MUNICIPALS PORTFOLIO:
---------------------------------------------

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Arizona Municipals Portfolio, Colorado Municipals Portfolio, Connecticut Municipals Portfolio, Michigan Municipals Portfolio, Minnesota Municipals Portfolio, New Jersey Municipals Portfolio, Pennsylvania Municipals Portfolio and Texas Municipals Portfolio as of July 31, 1999, the related statements of operations for the year then ended, the statements of changes in net assets for the years ended July 31, 1999 and 1998 and supplementary data for each of the years in the five year period ended July 31, 1999. These financial statements and supplementary data are the responsibility of the Trusts' management. Our responsibility is to express an opinion on the financial statements and supplementary data based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at July 31, 1999, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data present fairly, in all material respects, the financial position of Arizona Municipals Portfolio, Colorado Municipals Portfolio, Connecticut Municipals Portfolio, Michigan Municipals Portfolio, Minnesota Municipals Portfolio, New Jersey Municipals Portfolio, Pennsylvania Municipals Portfolio and Texas Municipals Portfolio at July 31, 1999, the results of their operations, the changes in their net assets and their supplementary data for the respective stated periods in conformity with generally accepted accounting principles.

                         DELOITTE & TOUCHE LLP
                         Boston, Massachusetts
                         September 3, 1999

MUNICIPALS PORTFOLIOS

Officers

Thomas J. Fetter
President

James B. Hawkes
Vice President and Trustee

William H. Ahern, Jr.
Vice President and Portfolio
Manager of Colorado and
Connecticut Municipals Portfolios

Timothy T. Browse
Vice President and Portfolio
Manager of Michigan
and Pennsylvania
Municipals Portfolios

Cynthia J. Clemson
Vice President and Portfolio
Manager of Arizona
Municipals Portfolio

Robert B. MacIntosh
Vice President and Portfolio
Manager of Minnesota and New
Jersey Municipals Portfolios

Thomas M. Metzold
Vice President and Portfolio
Manager of Texas
Municipals Portfolio

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment Banking
Emeritus, Harvard University Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer,
United Asset Management Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant